Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
Note 17. Subsequent events
The Company has evaluated subsequent events through August
16
, 2021.
Closing of Business Combination with SVAC
On July 29, 2021, Cyxtera consummated the Business Combination with SVAC, with Cyxtera deemed the accounting acquirer. The Business Combination was accounted for as a reverse recapitalization with no goodwill or other intangible assets recorded, in accordance with U.S. GAAP. As stated in Note 1, in connection with the closing of the Business Combination, SVAC was renamed Cyxtera Technologies, Inc.
Holders of 26,176,891 shares of SVAC’s Class A common stock sold in its initial public offering (the “public shares”) properly exercised their right to have such shares redeemed for a full pro rata portion of the trust account holding the proceeds from SVAC’s initial public offering, calculated as of two business days prior to the consummation of the Business Combination, which was approximately $10.00 per share, or $261.8 million in the aggregate.
As a result of the Business Combination, 106,100,000 shares of Class A common stock were issued to SIS, the sole stockholder of Cyxtera prior to the Business Combination, and 25,000,000 shares of Class A common stock were issued to certain qualified institutional buyers and accredited investors, at a price of $10.00 per share, for aggregate consideration of $250 million, for purposes of raising additional capital for use by the combined company following the closing of the Business Combination and satisfying one of the conditions to the closing (the “PIPE Investment”). Additionally, as a result of the Business Combination, 10,526,315 shares of Class A common stock were issued to forward purchasers (the “Forward-Purchase”) for $100 million and 10,105,863 shares of SVAC Class B common stock held by SVAC Sponsor LLC, a Delaware limited liability company (the “Sponsor”), automatically converted to 10,105,863 shares of Class A common stock.
After giving effect to the transactions, the redemption of public shares as described above, the issuance of shares as part of the Forward-Purchase and the consummation of the PIPE Investment, there are currently
165,978,740
shares of Class A common stock issued and outstanding. The Class A common stock and public warrants commenced trading on the Nasdaq on July 30, 2021, subject to ongoing review of the combined company’s satisfaction of all listing criteria following the Business Combination. As noted above, an aggregate of
$
261.8
 million was paid from SVAC’s trust account to holders that properly exercised their right to have public shares redeemed, and the remaining balance immediately prior to the closing remained in the trust account. After taking into account the funds in the trust account after redemptions, the $
250
 million in gross proceeds from the PIPE Investment and the $
100

million gross proceeds from the Forward Purchase, the combined company received approximately
$
493
 million in total cash from the Business Combination, before fees and expenses of approximately $
54
 million and debt
repayment
of $
433
 million plus interest. The $
433

million debt repayment includes the full repayment of the Company’s 2017 Second Lien Term Facility of
$
310
 million and the full repayment of the Company’s Revolving Facility and
2021
Revolving Facility of $
123
 million, plus accrued interest.

Note 21. Subsequent events
Settlement of Promissory Notes and Transition Services Agreement
On February 8, 2021, the Company received $120.6 million from Appgate. Approximately $117.1 million and $1.1 million were designated as repayment of the full balance of the $154.3 million outstanding principal and accrued interest, respectively, on the Promissory Notes at that time. On the same date, the Company issued a payoff letter to Appgate extinguishing the remaining unpaid balance of the Promissory Notes. The remainder of the payment was designated as settlement of trade balances with Appgate and its subsidiaries and other amounts due to / from under the Transition Services Agreement described in Note 3.
Trade receivables factoring arrangement
On February 9, 2021, Cyxtera entered into a Master Receivables Purchase Agreement with Nomura Corporate Funding America, LLC to factor up to $37.5 million in trade receivables. The commitment extends for a period of twelve months. Upon close, the Company factored $25.9 million of receivables and received $21.8 million, net of fees.
Structuring Fee and Service Provider Fee
On February 19, 2021, the Company repaid $22.7 million of fees owed under the Services Agreement described in Note 20 related to the Structuring Fee, Service Provider Fee and other Sponsor related expenses. Fees are included within due from affiliates, net in the consolidated balance sheet as of December 31, 2020.
Redemption agreements
On February 19, 2021, Cyxtera redeemed, cancelled and retired 0.08 of a share of its common stock, par value $0.01, held by SIS, in exchange for the payment of $97.9 million by the Company to SIS.
Merger Agreement
On February 2
1
, 2021, the Company entered into a definitive business combination agreement with Starboard Value Acquisition Corp. (“SVAC”). SVAC is a blank check company incorporated for the purpose of effecting a merger, capital stock exchange or similar business combination with one or more entities. Upon completion of the transaction, including the PIPE described below, the current owners of Cyxtera are expected to retain approximately 58% ownership of the combined company. The combined company will operate as Cyxtera and expects its common stock to be listed on The Nasdaq Stock Market under the symbol “CYXT” and its warrants under the symbol “CYXTW.”
The Company is expected to receive $654 million of proceeds from a $250 million concurrent private placement of common stock of SVAC (the “PIPE”), priced at $10.00 per share, along with $404 million of cash held in trust by SVAC, assuming no public shareholders of SVAC exercise their redemption rights. Certain clients of Starboard Value LP, the sponsor of SVAC (“Starboard”), have entered into a $100 million forward purchase agreement to offset redemptions, if any, by SVAC’s shareholders. The PIPE includes commitments from institutional investors, including Fidelity Management & Research Company LLC, and clients of Starboard. Proceeds of the transaction will be used to partially retire Company debt and provide incremental cash for growth, as well as to pay transaction expenses.
The proposed business combination was unanimously approved by the boards of directors of both SVAC and Cyxtera on February 21, 2021. The transaction is expected to close in mid-2021,
subject to customary closing conditions, including the receipt of regulatory approvals, and approval by SVAC’s stockholders. Upon closing of the proposed business combination, the name of SVAC will be changed to Cyxtera Technologies, Inc.
Addison site
In January 2021, the Company notified the landlord of the Addison office space of its intent to sublease the property for the remaining lease term of 10 years. The Company ceased use of the space in January and subleased the space to a third party commencing on March 1st. In connection with this decision, the Company expects to incur approximately $7.9 million of expenses, including $5.9 million of accrued lease termination costs and $2 million of asset disposals.
Moses Lake site
In February 2021, the Company notified the landlord of its Moses Lake data center facility of its intent to cease the use of the space. Accordingly, the Company expects to accelerate depreciation and amortization of all assets on the site, including favorable leasehold interest amortization, which will result in additional depreciation and amortization of approximately $0.9 million and additional favorable leasehold amortization of $0.3 million during the three months ended March 31, 2021, and $1.2 million for the three months ended June 30, 2021. The Company plans to cease use of the property in June 2021 at which time it expects meet the conditions for recording a charge related to the remaining lease obligation, which is estimated to be between $50 and $55 million. Cyxtera does not expect or have any plans to sublease the Moses Lake data center facility at the time it ceases its use. Furthermore, Cyxtera believes the ability to sublease the property is remote and as such has not made any assumption for future cash flows from a potential sublease in making its estimate as to the amount of the charge described above.
Amendment and extension of Revolving Facility
On May 7, 2021, certain of the lenders under the Revolving Facility entered into an amendment with Cyxtera pursuant to which they agreed to extend the maturity date for certain revolving commitments from May 1, 2022 to November 1, 2023. Under the terms of the amendment, $141.3 million of commitments under the existing Revolving Facility were exchanged for $120.1 million of commitments under a new revolving facility (the “2021 Revolving Facility”). The 2021 Revolving Facility has substantially the same terms as the Revolving Facility, except that the maturity date of the 2021 Revolving Facility is November 1, 2023. In connection with the amendment, the Company repaid $19.6 million of the outstanding balance under the Revolving Facility. As of May 10, 2021, the outstanding loan amounts due under the Revolving Facility and the 2021 Revolving Facility were $8.7 million and $114.3 million, respectively.